Contingent Liabilities and Commitments (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended					3 Months Ended	12 Months Ended
	Sep. 08, 2022	Jul. 27, 2022	Jun. 30, 2022	Feb. 01, 2022	Jul. 14, 2019	Jan. 31, 2023	Oct. 31, 2022	Oct. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 08, 2023	Dec. 30, 2022
Contingent Liabilities and Commitments (Details) [Line Items]
Rental monthly fee				$ 1	$ 3
Company paid milestone payments												$ 1,400
Net sales percentage												6.00%
Rambam research agreement paid												$ 1,150
Total cost description							Total cost of the new study will be $800 + $160 (overhead) + VAT (which consist of $700 + VAT pre-clinical lab research cost, $120 + VAT Mouse model for systemic inflammation and $140 + VAT Mouse model for Rheumatoid Arthritis).
Share capital percentage												3.00%
Cash payment								$ 100				$ 100
Fee percentage												15.00%
Services fee										$ 10
Warrants granted (in Shares)															18,000
Exercise price (in Dollars per share)												$ 1.12
Termination fee												$ 360
Compensation amount												$ 12
Granted shares (in Shares)												1,000,000
Warrants share (in Shares)												1,000,000
Royalty percentage												15.00%
Company's net royalties percentage												15.00%
Company paid milestone payments													$ 1,050
Issued and outstanding share capital percentage								3.00%
Royalty, percentage								15.00%
Service fees	$ 100	$ 100	$ 290						$ 9
Company's net royalties percentage									15.00%
Common Stock [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Exercise price (in Dollars per share)												$ 1
Subsequent Event [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Rambam research agreement paid											$ 250
Services fee						$ 20
Warrants granted (in Shares)														100,000
Compensation amount						$ 6
Rambam Research Agreement [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Company paid milestone payments													$ 1,400
Net sales percentage													6.00%
Chief Executive Officer [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Warrants granted (in Shares)												1,000,000
Service fees per month										10
Monthly fee										$ 1,000
Service fees		$ 1,800
Chief Financial Officer [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Termination fee												$ 120
Chief Technology Officer [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Services fee												$ 9
Exercise price (in Dollars per share)												$ 0.01
Granted shares (in Shares)												350,000
Warrants share (in Shares)												990,000
Chief Technology Officer [Member] | Royalties [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Exercise price (in Dollars per share)												$ 0.01